[TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED JUNE 24, 2004
                     TO THE PROSPECTUS DATED APRIL 30, 2004
          THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 11, 2004


MONEY MANAGER TERMINATION. Effective June 18, 2004, Harding, Loevner Management, LP has been terminated as a money manager for each of the TIFF Multi-Asset Fund and the TIFF International Equity Fund. All references to Harding, Loevner Management, LP in TIP's Prospectus are deleted.

MONEY MANAGER RESIGNATION. Palo Alto Investors has resigned as a money manager to the TIFF US Equity Fund effective May 31, 2004. All references to Palo Alto Investors in TIP's Prospectus are deleted.

FEES AND EXPENSES. The information shown on page 13 of the Prospectus under the section entitled "Fee and Annual Operating Expenses" is revised as shown below. The annual operating expenses section of the table has been restated to reflect current money management fees and fees and expenses incurred as of December 31, 2003. The information in the shareholder fees section of the table remains unchanged.

                    Management Fees     Other Expenses     Total
Multi-Asset              0.38%              0.32%           0.70%
International Equity     0.73%              0.40%           1.13%
US Equity                0.54%              0.25%           0.79%

EXAMPLE. The example intended to help members compare the cost of investing in the TIFF Multi-Asset Fund, the TIFF International Equity Fund and the TIFF US Equity Fund with the cost of investing in other mutual funds is revised as follows:

EXPENSES PER $10,000 INVESTMENT

                        ONE YEAR           THREE YEARS             FIVE YEARS               TEN YEARS
                 With         No           With         No         With         No          With         No
                 Redemption   Redemption   Redemption   Redemption Redemption   Redemption  Redemption   Redemption
                 at end of    at end of    at end of    at end of  at end of    at end of   at end of    at end of
                 period       period       period       period     period       period      period       period

Muti-Asset       $173         $121         $329         $273       $499         $438        $992         $916
International
Equity           $267         $189         $515         $431       $783         $693        $1,548       $1,439
US Equity        $131         $105         $305         $277       $493         $463        $1,038       $1,000

                                  [TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED JUNE 24, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004
          THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED MAY 11, 2004


MONEY MANAGER TERMINATION. Effective June 18, 2004, Harding, Loevner Management, LP, is terminated as money manager for each of the TIFF Multi-Asset Fund and the TIFF International Equity Fund. All references to Harding, Loevner Management, LP listed in TIP's statement of additional information are deleted.

MONEY MANAGER RESIGNATION. Palo Alto Investors has resigned as a money manager to the TIFF US Equity Fund effective May 31, 2004. All references to Palo Alto Investors in TIP's statement of additional information are deleted.

THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH IN THE RIGHT-HAND COLUMN ON PAGE 16 UNDER THE SECTION ENTITLED "RISKS OF INVESTING CURRENT YEAR SPENDING MONIES IN THE SHORT-TERM FUND":

While there is no assurance that the Short-Term Fund's average duration will be less than nine (9) months in an environment of rising short-term interest rates, the fund's money managers are authorized to shorten its average duration if they expect short-term interest rates to rise and are prohibited by the fund's investment policy from maintaining a weighted average duration exceeding nine
(9) months. Consequently, in the opinion of TIP's board, it is unlikely that rising interest rates alone will cause the fund's net asset value to decline materially over one-month (or longer) holding periods, even if short-term rates rise as quickly as they did in 1979-1981 time period.